Income Taxes - Schedule of Effective Income Tax Rates Varied from Statutory Federal Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax provision based on the federal statutory rate, Amount	$ (94,153)	$ 33,130	$ 3,569
State and local income taxes—net of federal income tax benefit, Amount	1,267	2,639	374
Impairment of goodwill, Amount	87,688		47,468
Capital loss valuation (allowance) reversal, Amount		(4,265)	1,217
Provisional transition tax, Amount	1,927
Remeasurement due to tax reform rate change, Amount	627
Tax effects of foreign dividend payments, Amount		1,756
Research and development tax credit, Amount	(261)	(1,237)
Non-deductible and other, Amount	876	(1,220)	1,913
Provision for income taxes	$ (2,029)	$ 30,803	$ 54,541
% of Pre-tax Income of Tax provision based on the federal statutory rate	35.00%	35.00%	35.00%
% of Pre-tax Income of State and local income taxes-net of federal income tax benefit	(0.50%)	2.80%	3.60%
% of Pre-tax Income of Impairment of goodwill	(32.60%)		465.50%
% of Capital loss valuation (allowance) reversal		(4.50%)	11.90%
% Provisional transition tax	(0.70%)
% Remeasurement due to tax reform rate change	(0.20%)
% of Pre-tax Income of Tax effects of foreign dividend payments		1.80%
% of Pre-tax Income of Research and development tax credit	0.10%	(1.30%)
% of Pre-tax Income of Non-deductible and other	(0.30%)	(1.30%)	18.80%
% of Pre-tax Income of Provision for income taxes	0.80%	32.50%	534.80%